Basis of Preparation (Details 3) (AIG, Sale of ILFC common stock by AIG, USD $) In Millions, unless otherwise specified	0 Months Ended
	Jul. 15, 2013	Dec. 09, 2012
AIG | Sale of ILFC common stock by AIG
Parent Company
Percentage of common stock to be sold by AIG to investor group	90.00%	80.10%
Common stock, aggregate cash purchase price		$ 4,200.0
Percentage of additional common stock that may be sold by AIG to investor group		9.90%